Taxation - Schedule of Net Operating Loss Carryforwards (Details)	Dec. 31, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Items]
Total	$ 2,896,999
2033 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total	119,837
2034 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total	14,159
2035 [Member]
Schedule of Net Operating Loss Carryforwards [Line Items]
Total	$ 2,763,003